Acquisition (Details) - Schedule of Revenue and Net Income	12 Months Ended
Dec. 31, 2022 USD ($)
Acquisition of Cheyi BVI [Member]
Condensed Statement of Income Captions [Line Items]
Revenue	$ 50,558,732
Net income	1,954,515
Acquisition of Yinhua [Member]
Condensed Statement of Income Captions [Line Items]
Revenue	27,053,149
Net income	$ 533,006